Related Parties (Tables)	3 Months Ended
Apr. 02, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates are reflected in the Combined Statements of Operations as follows:

(Dollars in Millions)	2022	2021	2020
Cost of sales	$149	$182	$166
Selling, general, and administrative expenses	679	649	652
Total	$828	$831	$818
The components of Net transfers from (to) the Parent are as follows:

(Dollars in Millions)	2022	2021	2020
Cash pooling and general financing activities	$(2,568)	$(832)	$(4,414)
Corporate cost allocations	828	831	818
Taxes deemed settled with the Parent	78	44	151
Allocated derivative and hedging gain (losses)	65	(36)	(1)
Net transfers (to) from the Parent as reflected in the Combined Statements of Cash Flows	(1,597)	7	(3,446)
Stock-based compensation expense	137	141	115
Talc liability transferred to Parent, net of related deferred taxes ($0, $251, $0)	—	765	—
Pension liabilities transferred from the Parent	(25)	—	—
Net transfers (to) from the Parent as reflected in the Combined Statements of Equity	$(1,485)	$913	$(3,331)
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates reflected on the Company’s Condensed Combined Statements of Operations for the fiscal three months ended April 2, 2023 and April 3, 2022 were as follows:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Cost of sales	$9	$36
Selling, general, and administrative expenses	87	157
Total	$96	$193
The components of Net transfers to the Parent for the fiscal three months ended April 2, 2023 and April 3, 2022 were as follows:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Cash pooling and general financing activities	$(409)	$(408)
Corporate cost allocations	96	193
Taxes deemed settled with the Parent	27	—
Allocated derivative and hedging losses	—	(1)
Net transfers to the Parent as reflected in the Condensed Combined Statements of Cash Flows	$(286)	$(216)
Stock-based compensation expense	35	35
Other	(32)	—
Net transfers to the Parent as reflected in the Condensed Combined Statements of Equity	$(283)	$(181)